RIGHT OF USE ASSETS	12 Months Ended
May 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT OF USE ASSETS [Text Block]

8. RIGHT OF USE ASSETS

The following table summarizes the Company's right of use assets as at May 31, 2025 and 2024:

Total $
Cost:
Balance at May 31, 2023	168,497
Additions	49,648
Balance at May 31, 2024	218,145
Additions	161,949
Disposal	(144,289)
Balance at May 31, 2025	235,805
Accumulated Depreciation:
Balance at May 31, 2023	46,393
Charge for the year	46,210
Balance at May 31, 2024	92,603
Charge for the year	53,833
Disposals	(74,549)
Balance at May 31, 2025	71,887
Carrying amounts:
At May 31, 2023	122,104
At May 31, 2024	125,542
At May 31, 2025	163,918

The property leases are for Aduro's research office located at 542 Newbold Street, London, Ontario and a leased vehicle.